TRADE AND OTHER PAYABLES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Incured short-term lease commitments	$ 0	$ 0
Interest rates	80.00%
Interest expense on lease liabilities	$ 65,000	55,000
Trade expense	$ 0	$ 55,000
Bottom [Member]
Statement [Line Items]
Lease terms	15 months
Interest rates	9.50%
Up [Member]
Statement [Line Items]
Lease terms	65 months
Interest rates	14.00%